Business Segment Information - Segment Operating Results (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Business Segment Information
Revenue from external customers	$ 113,267	$ 139,751	$ 274,035
Interest expense	740	1,502	4,704
Income (loss) before income taxes	(16,784)	167,829	(38,407)
Operating segments
Business Segment Information
Revenue from external customers	113,267	139,751	274,035
Interest expense	950	1,782	4,931
Income (loss) before income taxes	(16,784)	167,829	(38,407)
Operating segments | Iron Ore Royalty
Business Segment Information
Revenue from external customers	5,496	1,732	8,868
Interest expense		0	0
Income (loss) before income taxes	4,419	185,780	7,435
Operating segments | Industrial Equity
Business Segment Information
Revenue from external customers	100,184	131,614	259,682
Interest expense	323	1,770	4,098
Income (loss) before income taxes	(15,840)	(25,469)	(39,936)
Operating segments | Merkanti Holding plc
Business Segment Information
Revenue from external customers	7,565	6,405	5,484
Interest expense	601	12	833
Income (loss) before income taxes	4,800	1,199	2,647
Operating segments | All other segments
Business Segment Information
Revenue from external customers	22		1
Interest expense	26	0	0
Income (loss) before income taxes	(10,163)	6,319	(8,553)
Elimination of intersegment amounts
Business Segment Information
Revenue from external customers	(4,409)	(6,331)	(7,448)
Elimination of intersegment amounts | Industrial Equity
Business Segment Information
Revenue from external customers	(6)	(25)	(361)
Elimination of intersegment amounts | Merkanti Holding plc
Business Segment Information
Revenue from external customers	(3,455)	(3,546)	(5,244)
Elimination of intersegment amounts | All other segments
Business Segment Information
Revenue from external customers	$ (948)	$ (2,760)	$ (1,843)